General information about financial statements (Details) - item	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2026
BRAZIL
Company's Operations [Line Items]
Number of Technology Centers	4
Number of Distribution Centers	29
BRAZIL | Fibria
Company's Operations [Line Items]
Number of Ports	4
BRAZIL | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units				13
UNITED STATES | Suzano Packaging LLC (Indirect)
Company's Operations [Line Items]
Number of Industrial Units	2
CHINA
Company's Operations [Line Items]
Number of Technology Centers	1
ISRAEL
Company's Operations [Line Items]
Number of Technology Centers	1
Number of Industrial Units				15
Number of Technology Centers				6
Proportion of ownership interest in subsidiary	100.00%	100.00%
Controlling Shareholders
Company's Operations [Line Items]
Proportion of ownership interest in subsidiary	48.85%	49.28%	49.28%
Foreign countries
Company's Operations [Line Items]
Number of Terminals	69